UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	August 31
Date of reporting period:	September 1, 2008 - August 31, 2009

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of August 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Convertible Bonds (90.1%)
Consumer Discretionary (6.1%)
Charming Shoppes, Inc.	1.125%	5/1/14	2,100	1,533
D.R. Horton Inc.	2.000%	5/15/14	21,034	25,977
Iconix Brand Group	1.875%	6/30/12	12,965	11,798
1 Iconix Brand Group	1.875%	6/30/12	8,455	7,694
1 International Game Technology	3.250%	5/1/14	12,540	15,989
Interpublic	4.250%	3/15/23	18,390	16,873
Liberty Media LLC	3.125%	3/30/23	11,765	11,294
1 SAKS Inc.	7.500%	12/1/13	4,020	5,412
1 Stewart Enterprises	3.125%	7/15/14	4,245	3,598
Wyndham Worldwide	3.500%	5/1/12	1,440	1,944
				102,112
Consumer Staples (1.6%)
Chattem Inc.	1.625%	5/1/14	11,235	10,743
Molson Coors Brewing Co.	2.500%	7/30/13	9,875	10,998
Nash Finch Co.	1.631%	3/15/35	12,895	5,239
				26,980
Energy (9.2%)
Alpha Natural Resources	2.375%	4/15/15	7,895	7,165
Bill Barrett Corp.	5.000%	3/15/28	10,620	9,757
Bristow Group	3.000%	6/15/38	10,625	8,633
Chesapeake Energy Corp.	2.750%	11/15/35	25,546	23,215
Chesapeake Energy Corp.	2.500%	5/15/37	10,100	8,067
GMX Resources	5.000%	2/1/13	8,595	6,683
Goodrich Petroleum Corp.	3.250%	12/1/26	14,140	12,408
Hornbeck Offshore Services	1.625%	11/15/26	12,850	10,505
Peabody Energy Corp.	4.750%	12/15/41	6,050	4,840
Pennsylvania Virginia Co.	4.500%	11/15/12	4,435	3,820
Quicksilver Resources	1.875%	11/1/24	15,255	15,140
St. Mary Land & Exploration	3.500%	4/1/27	18,705	17,489
Superior Energy Services, Inc.	1.500%	12/15/26	14,685	12,868
1 Superior Energy Services, Inc.	1.500%	12/15/26	3,440	3,014
Trico Marine	8.125%	2/1/13	7,503	6,377
Trico Marine	3.000%	1/15/27	7,415	3,272
Western Refining Inc.	0.750%	6/15/14	2,985	2,586
				155,839
Financials (3.6%)
1 Cash America International, Inc.	5.250%	5/15/29	7,005	9,168
1 Digital Realty Trust LP	5.500%	4/15/29	4,800	5,604
MF Global Ltd.	9.000%	6/20/38	6,230	6,432
National Retail Properties, Inc.	5.125%	6/15/28	10,425	10,386
1 Rayonier TRS Holdings Inc.	3.750%	10/15/12	4,940	5,156
Rayonier TRS Holdings Inc.	3.750%	10/15/12	130	136
1 Rayonier TRS Holdings Inc.	4.500%	8/15/15	10,875	11,799
1 SVB Financial	3.875%	4/15/11	11,810	11,899
				60,580
Health Care (24.2%)
Allergan, Inc.	1.500%	4/1/26	11,630	12,735

1 Allergan, Inc.	1.500%	4/1/26	3,395	3,718
American Medical Systems Holdings, Inc.	3.250%	7/1/36	14,765	14,710
Amerigroup Corp.	2.000%	5/15/12	17,485	15,780
Amgen Inc.	0.375%	2/1/13	37,325	36,858
Amgen Inc.	0.000%	3/1/32	9,515	6,994
Beckman Coulter Inc.	2.500%	12/15/36	10,910	12,233
1 Biovail Corp.	5.375%	8/1/14	25,390	27,961
Cephalon Inc.	2.500%	5/1/14	26,345	27,300
Chemed Corp.	1.875%	5/15/14	6,130	4,973
China Medical Technologies, Inc.	3.500%	11/15/11	5,485	4,306
China Medical Technologies, Inc.	4.000%	8/15/13	4,585	2,826
Cubist Pharmaceuticals Inc.	2.250%	6/15/13	19,590	18,096
1 Cyberomnics Inc.	3.000%	9/27/12	4,310	3,276
1 Gilead Sciences Inc.	0.500%	5/1/11	15,735	19,236
Gilead Sciences Inc.	0.500%	5/1/11	1,745	2,133
Gilead Sciences Inc.	0.625%	5/1/13	9,980	12,562
1 Integra Lifesciences	2.375%	6/1/12	7,790	6,826
1 Inverness Medical Innovations Inc.	3.000%	5/15/16	8,400	8,347
Inverness Medical Innovations Inc.	3.000%	5/15/16	4,460	4,432
Invitrogen Corp.	1.500%	2/15/24	34,945	37,042
Invitrogen Corp.	3.250%	6/15/25	10,975	12,018
1 Kinetic Concepts Inc.	3.250%	4/15/15	4,260	3,823
Millipore Corp.	3.750%	6/1/26	10,350	10,376
Mylan Labratories Inc.	1.250%	3/15/12	24,795	22,842
1 Nuvasive Inc.	2.250%	3/15/13	18,140	19,342
Onyx Pharmaceutical	4.000%	8/15/16	7,485	8,149
OSI Pharmaceuticals Inc.	3.250%	9/8/23	9,680	8,760
Protein Design Labs	2.000%	2/15/12	5,080	4,940
1 PSS World Medical Inc.	3.125%	8/1/14	6,055	6,759
Teva Pharmaceutical Financial Co. BV	1.750%	2/1/26	20,023	23,502
Valeant Pharmaceuticals International	4.000%	11/15/13	95	97
1 Wilson Greatbatch	2.250%	6/15/13	6,010	5,048
Wilson Greatbatch	2.250%	6/15/13	1,540	1,294
				409,294
Industrials (12.3%)
1 AAR Corp.	1.625%	3/1/14	5,110	3,897
1 Alliant Techsystems Inc.	2.750%	9/15/11	6,675	6,900
Alliant Techsystems Inc.	2.750%	9/15/11	3,910	4,042
Barnes Group Inc.	3.750%	8/1/25	7,635	7,349
Barnes Group Inc.	3.375%	3/15/27	7,065	6,288
1 Barnes Group Inc.	3.375%	3/15/27	6,080	5,411
Continental Airlines, Inc.	5.000%	6/15/23	24,095	23,673
1 Covanta Holding	3.250%	6/1/14	11,050	12,583
Covanta Holding	1.000%	2/1/27	18,330	16,405
1 General Cable Corp.	1.000%	10/15/12	5,675	4,788
General Cable Corp.	1.000%	10/15/12	395	333
General Cable Corp.	0.875%	11/15/13	4,760	4,480
JetBlue Airways Corp.	6.750%	10/15/39	2,670	3,658
JetBlue Airways Corp.	6.750%	10/15/39	1,030	1,414
L-3 Communications Corp.	3.000%	8/1/35	27,716	27,716
SunPower Corp.	4.750%	4/15/14	5,840	6,534
SunPower Corp.	1.250%	2/15/27	4,685	3,982
Suntech Power Holdings	3.000%	3/15/13	12,470	9,321
1 Suntech Power Holdings	3.000%	3/15/13	11,380	8,507
Textron Inc.	4.500%	5/1/13	20,895	28,652
Trina Solar Ltd.	4.000%	7/15/13	5,025	5,094
Triumph Group	2.625%	10/1/26	6,025	6,304

UAL Corp.	4.500%	6/30/21	575	290
Waste Connections, Inc.	3.750%	4/1/26	6,240	6,482
1 Waste Connections, Inc.	3.750%	4/1/26	4,185	4,347
				208,450
Information Technology (23.0%)
1 Alliance Data System Co.	1.750%	8/1/13	7,705	6,857
Arris Group, Inc.	2.000%	11/15/26	4,635	4,913
CACI International Inc.	2.125%	5/1/14	9,215	9,538
1 CACI International Inc.	2.125%	5/1/14	1,575	1,630
Ciena Corp.	0.875%	6/15/17	13,675	8,496
Commscope Inc.	3.250%	7/1/15	11,630	14,072
CSG Systems International Inc.	2.500%	6/15/24	9,685	9,370
Earthlink Inc.	3.250%	11/15/26	12,380	13,448
EMC Corp.	1.750%	12/1/11	20,555	23,895
EMC Corp.	1.750%	12/1/13	16,575	19,641
Equinix Inc.	2.500%	4/15/12	31,010	30,545
Equinix Inc.	3.000%	10/15/14	3,180	3,081
Equinix Inc.	4.750%	6/15/16	16,140	19,913
FEI Co.	2.875%	6/1/13	3,830	3,911
Informatica Corp.	3.000%	3/15/26	17,180	18,855
1 Intel Corp.	3.250%	8/1/39	19,910	21,179
Itron Inc.	2.500%	8/1/26	9,650	10,591
1 Magma Design Automation Inc.	2.000%	5/15/10	1,264	1,201
Magma Design Automation Inc.	2.000%	5/15/10	235	223
Micron Technology Inc.	1.875%	6/1/14	43,315	33,732
Netapp Inc.	1.750%	6/1/13	23,400	23,137
ON Semiconductor	2.625%	12/15/26	34,367	35,441
1 Sybase Inc.	3.500%	8/15/29	19,880	20,576
Symantec Corp.	0.750%	6/15/11	22,420	22,672
1 Synnex Corp.	4.000%	5/15/18	7,405	8,830
TTM Technologies	3.250%	5/15/15	6,461	5,823
Verisign Inc.	3.250%	8/15/37	11,925	9,697
WebMD Corp.	1.750%	6/15/23	7,395	7,802
				389,069
Materials (3.3%)
1 GoldCorp. Inc.	2.000%	8/1/14	22,590	23,748
Newmont Mining Corp.	3.000%	2/15/12	3,295	3,801
Steel Dynamics Inc.	5.125%	6/15/14	23,170	28,094
				55,643
Telecommunication Services (6.3%)
Qwest Communications International, Inc.	3.500%	11/15/25	34,748	34,401
1 SBA Communications Corp.	1.875%	5/1/13	47,479	41,425
1 SBA Communications Corp.	4.000%	10/1/14	14,365	14,832
Time Warner Telecom Inc.	2.375%	4/1/26	16,485	14,775
				105,433
Utilities (0.5%)
CMS Energy Corp.	2.875%	12/1/24	4,000	4,400
Unisource Energy Corp.	4.500%	3/1/35	5,120	4,723
				9,123
Total Convertible Bonds (Cost $1,462,021)				1,522,523

		Shares
Convertible Preferred Stock (8.9%)
Consumer Discretionary (1.2%)
Interpublic Group	5.250%	30,910	19,782

Energy (1.1%)
McMoran Exploration Co.	8.000%	6,822	9,653
Whiting Petroleum Corp.	6.250%	56,130	7,185
McMoran Exploration Co.	6.750%	34,860	2,395
			19,233
Financials (4.2%)
Fifth Third Bank	8.500%	243,360	30,264
KeyCorp	7.750%	209,981	18,183
Bank of America Corp.	7.250%	16,410	14,174
Aspen Insurance Holdings, Ltd.	5.625%	165,460	8,066
			70,687
Health Care (0.9%)
Inverness Medical Innovations Inc.	3.000%	61,343	14,293

Industrials (0.2%)
Continental Airlines Financial Trust	6.000%	163,300	3,113

Telecommunication Services (0.7%)
Crown Castle International Corp.	6.250%	244,110	12,297

Utilities (0.6%)
FPL Group Inc.	8.375%	199,700	10,260
Total Convertible Preferred Stocks (Cost $129,934)			149,665
	Coupon
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
2 Vanguard Market Liquidity Fund
(Cost $18,032)	0.277%	18,032,453	18,032
Total Investments (100.1%) (Cost $1,609,987)			1,690,220
Other Assets and Liabilities-Net (-0.1%)			(1,064)
Net Assets (100%)			1,689,156

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $370,380,000, representing 21.9% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Convertible Securities Fund

At August 31, 2009, the cost of investment securities for tax purposes was $1,609,987,000. Net unrealized appreciation of investment securities for tax purposes was $80,233,000, consisting of unrealized gains of $122,378,000 on securities that had risen in value since their purchase and $42,145,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,522,523	—
Convertible Preferred Stocks	149,665	—	—
Temporary Cash Investments	18,032	—	—
Total	167,697	1,522,523	—

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, and a Power of Attorney on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.